Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	James alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Easterly Income Opportunities Fund Class A
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class A
Trading Symbol	JASVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	1.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.86%
Average Annual Return [Table Text Block]

Average Annual Total Returns
	6 months	1 Year	5 Years	Since Inception (8/21/2018)
Easterly Income Opportunities Fund
Without Load	3.18%	4.40%	4.15%	4.95%
With Load	1.11%	2.33%	2.92%	3.88%
Bloomberg U.S. Aggregate Bond Index	2.12%	1.31%	-0.17%	0.83%

Net Assets	$ 328,506,106
Holdings Count | Integer	826
Advisory Fees Paid, Amount	$ 1,561,592
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$328,506,106
Number of Portfolio Holdings	826
Advisory Fee (net of waivers)	$1,561,592
Portfolio Turnover	16%

Holdings [Text Block]	What did the Fund invest in?
Asset Weighting (% of total investments)

Industry Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
RBSSP Resecuritization Trust, 2009-12, 4.159%, 12/25/35	1.7%
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, 4.077%, 08/15/46	1.7%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.3%
Galleria CDO V Ltd., 5A, 7.991%, 09/19/37	1.2%
United States Treasury Note, 4.500%, 11/15/33	1.2%
Fannie Mae Pool, 6.000%, 08/1/53	1.1%
Peaks CLO 2 Ltd., 2017-2A, 10.586%, 07/20/31	0.8%
FREMF Mortgage Trust, 2017-KF37, 8.192%, 06/25/27	0.8%
Morgan Stanley Finance, LLC, –%, 11/29/36	0.8%
BWAY Mortgage Trust, 2022-26BW, 3.402%, 02/10/44	0.8%

Easterly Income Opportunities Fund Class C
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class C
Trading Symbol	JSVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	2.61%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.61%
Average Annual Return [Table Text Block]

Average Annual Total Returns
	6 months	1 Year	5 Years	Since Inception (8/21/2018)
Easterly Income Opportunities Fund
Without Load	2.67%	3.54%	3.38%	3.94%
With Load	1.67%	2.55%	3.38%	3.94%
Bloomberg U.S. Aggregate Bond Index	2.12%	1.31%	-0.17%	0.83%

Net Assets	$ 328,506,106
Holdings Count | Integer	826
Advisory Fees Paid, Amount	$ 1,561,592
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$328,506,106
Number of Portfolio Holdings	826
Advisory Fee (net of waivers)	$1,561,592
Portfolio Turnover	16%

Holdings [Text Block]	What did the Fund invest in?
Asset Weighting (% of total investments)

Industry Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
RBSSP Resecuritization Trust, 2009-12, 4.159%, 12/25/35	1.7%
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, 4.077%, 08/15/46	1.7%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.3%
Galleria CDO V Ltd., 5A, 7.991%, 09/19/37	1.2%
United States Treasury Note, 4.500%, 11/15/33	1.2%
Fannie Mae Pool, 6.000%, 08/1/53	1.1%
Peaks CLO 2 Ltd., 2017-2A, 10.586%, 07/20/31	0.8%
FREMF Mortgage Trust, 2017-KF37, 8.192%, 06/25/27	0.8%
Morgan Stanley Finance, LLC, –%, 11/29/36	0.8%
BWAY Mortgage Trust, 2022-26BW, 3.402%, 02/10/44	0.8%

Easterly Income Opportunities Fund Class I
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class I
Trading Symbol	JSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.61%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.61%
Average Annual Return [Table Text Block]
Average Annual Total Returns
	6 Months	1 Year	5 years	Since Inception (8/21/2018)
Easterly Income Opportunities Fund	3.18%	4.58%	4.42%	4.86%
Bloomberg U.S. Aggregate Bond Index	2.12%	1.31%	-0.17%	0.83%

Net Assets	$ 328,506,106
Holdings Count | Integer	826
Advisory Fees Paid, Amount	$ 1,561,592
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$328,506,106
Number of Portfolio Holdings	826
Advisory Fee (net of waivers)	$1,561,592
Portfolio Turnover	16%

Holdings [Text Block]	What did the Fund invest in?
Asset Weighting (% of total investments)

Industry Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
RBSSP Resecuritization Trust, 2009-12, 4.159%, 12/25/35	1.7%
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, 4.077%, 08/15/46	1.7%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.3%
Galleria CDO V Ltd., 5A, 7.991%, 09/19/37	1.2%
United States Treasury Note,4.500%, 11/15/33	1.2%
Fannie Mae Pool,6.000%, 08/1/53	1.1%
Peaks CLO 2 Ltd., 2017-2A, 10.586%, 07/20/31	0.8%
FREMF Mortgage Trust, 2017-KF37, 8.192%, 06/25/27	0.8%
Morgan Stanley Finance, LLC, –%, 11/29/36	0.8%
BWAY Mortgage Trust, 2022-26BW, 3.402%, 02/10/44	0.8%

Easterly Income Opportunities Fund Class R6
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class R6
Trading Symbol	JASSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Average Annual Return [Table Text Block]
Average Annual Total Returns
	6 Months	1 Year	5 years	Since Inception (8/21/2018)
Easterly Income Opportunities Fund	3.53%	5.11%	4.84%	5.27%
Bloomberg U.S. Aggregate Bond Index	2.12%	1.31%	-0.17%	0.83%

Net Assets	$ 328,506,106
Holdings Count | Integer	826
Advisory Fees Paid, Amount	$ 1,561,592
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$328,506,106
Number of Portfolio Holdings	826
Advisory Fee (net of waivers)	$1,561,592
Portfolio Turnover	16%

Holdings [Text Block]	What did the Fund invest in?
Asset Weighting (% of total investments)

Industry Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
RBSSP Resecuritization Trust, 2009-12, 4.159%, 12/25/35	1.7%
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, 4.077%, 08/15/46	1.7%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.3%
Galleria CDO V Ltd., 5A, 7.991%, 09/19/37	1.2%
United States Treasury Note, 4.500%, 11/15/33	1.2%
Fannie Mae Pool, 6.000%, 08/1/53	1.1%
Peaks CLO 2 Ltd., 2017-2A, 10.586%, 07/20/31	0.8%
FREMF Mortgage Trust, 2017-KF37, 8.192%, 06/25/27	0.8%
Morgan Stanley Finance, LLC, –%, 11/29/36	0.8%
BWAY Mortgage Trust, 2022-26BW, 3.402%, 02/10/44	0.8%